Funding debts - Trusts were administered by third-party trust companies (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 05, 2018	Nov. 08, 2018	Jul. 12, 2018	Dec. 31, 2017 CNY (¥)	Jun. 30, 2017
Funding debts
Total assets	$ 344,414	¥ 2,368,026				¥ 2,450,797
Interest rate (as a percent)			4.785%	4.35%	2.58%
Third-party trust companies, including Yunnan Trusts II, and Oriental Trusts
Funding debts
Total assets		¥ 200,000
Minimum period of the delinquent loans outstanding agreed to repurchase	60 days
Third-party trust companies, including Yunnan Trusts I and Huarun Trust
Funding debts
Minimum period of the delinquent loans outstanding agreed to repurchase	60 days
Senior tranche securities B | Third-party trust companies, including Yunnan Trusts I and Huarun Trust | China Securities Credit Investment
Funding debts
Interest rate (as a percent)	8.50%	8.50%
Percentage of total securities issued by trusts	10.00%	10.00%
Subordinated tranche securities
Funding debts
Percentage of total securities issued by trusts							10.20%
Subordinated tranche securities | Third-party trust companies, including Yunnan Trusts I and Huarun Trust
Funding debts
Percentage of total securities issued by trusts	10.00%	10.00%
Minimum | Third-party trust companies, including Yunnan Trusts I and Huarun Trust
Funding debts
Total assets		¥ 100,000
Minimum | Senior tranche securities | Third-party trust companies, including Yunnan Trusts II, and Oriental Trusts | External investors
Funding debts
Interest rate (as a percent)	6.80%	6.80%
Percentage of total securities issued by trusts	85.00%	85.00%
Minimum | Senior tranche securities A | Third-party trust companies, including Yunnan Trusts I and Huarun Trust | External investors
Funding debts
Interest rate (as a percent)	7.00%	7.00%
Percentage of total securities issued by trusts	80.00%	80.00%
Minimum | Subordinated tranche securities | Third-party trust companies, including Yunnan Trusts II, and Oriental Trusts
Funding debts
Percentage of total securities issued by trusts	4.00%	4.00%
Maximum | Third-party trust companies, including Yunnan Trusts II, and Oriental Trusts
Funding debts
Term of installment loans made to individual borrowers	12 months
Maximum | Third-party trust companies, including Yunnan Trusts I and Huarun Trust
Funding debts
Total assets		¥ 200,000
Term of installment loans made to individual borrowers	24 months
Maximum | Senior tranche securities | Third-party trust companies, including Yunnan Trusts II, and Oriental Trusts | External investors
Funding debts
Interest rate (as a percent)	8.50%	8.50%
Percentage of total securities issued by trusts	96.00%	96.00%
Maximum | Senior tranche securities A | Third-party trust companies, including Yunnan Trusts I and Huarun Trust | External investors
Funding debts
Interest rate (as a percent)	8.20%	8.20%
Percentage of total securities issued by trusts	90.00%	90.00%
Maximum | Subordinated tranche securities | Third-party trust companies, including Yunnan Trusts II, and Oriental Trusts
Funding debts
Percentage of total securities issued by trusts	15.00%	15.00%